UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Semiannual Report
September 30, 2023

CornerCap Small-Cap Value Fund

Table of Contents

Manager’s Report to Shareholders (Unaudited)	1

Fund Expenses (Unaudited)	4

Schedule of Investments	5

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements (Unaudited)	21

Discussion of Liquidity Risk Management Program(Unaudited)	28

Additional Information (Unaudited)	29

Privacy Notice	30

Manager’s Report to Shareholders (Unaudited)
September 30, 2023

Investment Performance through September 30, 2023 (In Thousands)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 888-813-8637. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2023

	1-Year	3-Year	5-Year	10-Year	Since Inception(5)
Advisor Class(1)	10.46%	15.79%	5.30%	7.96%	9.18%
Institutional Class(4)	10.80%	16.15%	5.61%	8.21%	9.27%
Russell 2000 Value Index(2)	7.84%	13.32%	2.59%	6.19%	9.70%
Russell 2000 Index(3)	8.93%	7.16%	2.40%	6.65%	8.91%

(1)
Performance shown for Advisor Class is that of the Predecessor Fund’s Investor Shares, and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers.

(2)
The Russell 2000 Value Index is an index that measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

(3)
The Russell 2000 Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(4)
Performance shown for Institutional Class is that of the Predecessor Fund’s Institutional Shares. Institutional Shares of the Predecessor Fund commenced operations on December 29, 2015. Performance for the 10 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares of the Predecessor Fund (inception date September 30, 1992) prior to the commencement of operations of Institutional Shares of the Predecessor Fund, and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers. If Institutional Shares had been available during periods prior to December 29, 2015, the performance shown may have been different. The performance shown for the periods following the Predecessor Fund’s commencement of Institutional Shares reflects the fees and expenses of Institutional Shares, net of any applicable fee and expense limitations or waivers.

(5)	Inception date of the Advisor Class was September 30, 1992 and the Institutional Class was December 29, 2015.

Semiannual Report | September 30, 2023

Manager’s Report to Shareholders (Unaudited)
September 30, 2023

The following is expense information for the CornerCap Small-Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 1, 2023:

Advisor Class Gross Expense Ratio: 1.45%	Net Expense Ratio: 1.25%
Institutional Class Gross Expense Ratio: 1.15%	Net Expense Ratio: 0.95%

CornerCap Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least November 18, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended September 30, 2023, was 1.25% and 0.95% for the Advisor Class and Institutional Class, respectively.

www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2023

Allocation of Portfolio Net Assets(1)(2) at September 30, 2023 (% of Net Assets)

Top Ten Equity Holdings(1) at September 30, 2023 (% of Net Assets)

Tactile Systems Technology, Inc.	0.7%
Steelcase, Inc. – Class A	0.6%
Yelp, Inc.	0.6%
Helix Energy Solutions Group, Inc.	0.6%
American Woodmark Corp.	0.6%
IBEX Holdings Ltd.	0.6%
Perdoceo Education Corp.	0.5%
Brady Corp. – Class A	0.5%
Encompass Health Corp.	0.5%
WEX, Inc.	0.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Semiannual Report | September 30, 2023

Fund Expenses (Unaudited)

September 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

Actual Expenses – For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(4/1/2023)	(9/30/2023)	(4/1/2023 – 9/30/2023)
Advisor Class
Actual(2)	$1,000.00	$1,007.30	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31
Institutional Class
Actual(2)	$1,000.00	$1,008.80	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.25% and 0.95% for the Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2023, of 0.73% and 0.88% for the Advisor Class and Institutional Class, respectively.

www.cornercapfunds.com

Schedule of Investments (Unaudited)

September 30, 2023

	Shares	Fair Value
COMMON STOCK – DOMESTIC (98.0%)

Advertising (0.3%)
Stagwell, Inc. *	89,792	$421,124
Total Advertising		421,124

Aerospace & Defense (0.4%)
Barnes Group, Inc.	12,977	440,829
Total Aerospace & Defense		440,829

Agriculture (1.5%)
Andersons, Inc.	5,862	301,952
Fresh Del Monte Produce, Inc.	18,930	489,151
Turning Point Brands, Inc.	8,798	203,146
Vector Group Ltd.	50,071	532,755
Vital Farms, Inc. *	22,063	255,489
Total Agriculture		1,782,493

Apparel (0.6%)
Crocs, Inc. *	5,193	458,178
Steven Madden Ltd.	7,265	230,809
Total Apparel		688,987

Auto Manufacturers (0.4%)
Blue Bird Corp. *	10,823	231,071
REV Group, Inc.	14,663	234,608
Total Auto Manufacturers		465,679

Auto Parts & Equipment (2.4%)
Adient Plc *	12,614	462,934
Allison Transmission Holdings, Inc.	8,434	498,112
Commercial Vehicle Group, Inc. *	21,236	164,791
Gentex Corp.	16,623	540,913
Standard Motor Products, Inc.	13,425	451,349
Titan International, Inc. *(a)	21,887	293,942
Visteon Corp. *	3,326	459,221
Total Auto Parts & Equipment		2,871,262

Banks (10.4%)
Ameris Bancorp	11,807	453,271
Bank OZK (a)	12,324	456,851
BCB Bancorp, Inc.	16,644	185,414
Byline Bancorp, Inc.	25,777	508,065
Capital City Bank Group, Inc.	15,640	466,541
Cathay General Bancorp (a)	14,509	504,333
Columbia Banking System, Inc.	22,434	455,410
CrossFirst Bankshares, Inc. *	47,336	477,620
Enterprise Financial Services Corp.	11,079	415,463
Financial Institutions, Inc.	12,607	212,176
First Bancshares Inc.	16,318	440,096
First Commonwealth Financial Corp.	35,591	434,566

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Banks (10.4%) (continued)
First Financial Bancorp	21,875	$428,750
First Foundation, Inc.	57,638	350,439
FNB Corp./PA	41,268	445,282
Hanmi Financial Corp.	26,384	428,212
Mercantile Bank Corp.	14,206	439,107
Merchants Bancorp/IN	8,245	228,551
Metropolitan Bank Holding Corp. *	15,916	577,433
MVB Financial Corp.	12,955	292,524
National Bank Holdings Corp. – Class A	14,865	442,382
Peoples Bancorp, Inc./OH	18,032	457,652
Pinnacle Financial Partners, Inc.	8,585	575,538
Preferred Bank/Los Angeles CA	9,087	565,666
RBB Bancorp	38,031	486,036
Trustmark Corp.	22,311	484,818
Veritex Holdings, Inc. (a)	24,221	434,767
Webster Financial Corp.	12,018	484,446
Wintrust Financial Corp.	6,212	469,006
Total Banks		12,600,415

Beverages (0.7%)
Coca-Cola Consolidated, Inc.	657	418,062
Duckhorn Portfolio, Inc. *	38,267	392,620
Total Beverages		810,682

Biotechnology (3.8%)
Adicet Bio, Inc. *	18,074	24,761
Allovir, Inc. *	31,503	67,731
ALX Oncology Holdings, Inc. *	16,935	81,288
ANI Pharmaceuticals, Inc. *	5,680	329,781
Annexon, Inc. *	22,604	53,345
Arcus Biosciences, Inc. *	6,192	111,146
Atara Biotherapeutics, Inc. *	53,629	79,371
Athira Pharma, Inc. *	37,648	76,049
BioAtla, Inc. *	29,805	50,668
C4 Therapeutics, Inc. *	23,160	43,078
Century Therapeutics, Inc. *	25,978	51,956
Cue Biopharma, Inc. *	28,405	65,331
Cullinan Oncology, Inc. *	8,053	72,880
CytomX Therapeutics, Inc. *	41,458	53,481
Deciphera Pharmaceuticals, Inc. *	7,514	95,578
Dyne Therapeutics, Inc. *	11,131	99,734
Edgewise Therapeutics, Inc. *	13,423	76,914
Entrada Therapeutics, Inc. *(a)	6,529	103,158
Erasca, Inc. *	27,198	53,580
Fate Therapeutics, Inc. *	20,683	43,848
Generation Bio Co.*	15,099	57,225
Graphite Bio, Inc. *	35,187	87,264
Halozyme Therapeutics, Inc. *	5,537	211,513

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Biotechnology (3.8%) (continued)
Harvard Bioscience, Inc. *(a)	38,005	$163,422
Ikena Oncology, Inc. *	14,078	60,958
Intellia Therapeutics, Inc. *	3,072	97,137
Ionis Pharmaceuticals, Inc. *(a)	1,751	79,425
Iovance Biotherapeutics, Inc. *	13,248	60,278
iTeos Therapeutics, Inc. *	6,219	68,098
Kezar Life Sciences, Inc. *	36,199	43,077
Kronos Bio, Inc. *	14,607	18,989
Kymera Therapeutics, Inc. *	5,306	73,753
LianBio – ADR *	55,388	82,528
MacroGenics, Inc. *	16,948	78,978
MeiraGTx Holdings Plc *	13,290	65,254
Mind Medicine MindMed, Inc. *	29,459	92,207
Monte Rosa Therapeutics, Inc. *	13,615	65,216
NGM Biopharmaceuticals, Inc. *	22,437	24,008
Nkarta, Inc. *	19,358	26,908
Nurix Therapeutics, Inc. *	9,383	73,750
Nuvation Bio, Inc. *	64,161	85,976
Point Biopharma Global, Inc. *	14,012	93,460
Poseida Therapeutics, Inc. *	43,177	102,761
Pyxis Oncology, Inc. *	36,737	73,107
REGENXBIO, Inc. *	5,601	92,192
Relay Therapeutics, Inc. *	10,811	90,921
Sage Therapeutics, Inc. *	5,294	108,951
Shattuck Labs, Inc. *	26,530	40,326
Sutro Biopharma, Inc. *	18,563	64,414
Tenaya Therapeutics, Inc. *	16,089	41,027
United Therapeutics Corp. *	2,027	457,838
Verastem, Inc. *	11,810	96,015
Vir Biotechnology, Inc. *	5,227	48,977
Zymeworks, Inc. *	12,571	79,700
Total Biotechnology		4,639,331

Building Materials (1.8%)
American Woodmark Corp. *	9,452	714,666
Armstrong World Industries, Inc.	6,860	493,920
Gibraltar Industries, Inc. *	6,818	460,283
Masonite International Corp. *	4,970	463,303
Total Building Materials		2,132,172

Chemicals (1.4%)
Avient Corp.	6,329	223,540
Ecovyst, Inc. *	24,122	237,360
Minerals Technologies, Inc.	8,168	447,280
Quaker Chemical Corp.	2,870	459,200
Trinseo Plc	43,305	353,802
Total Chemicals		1,721,182

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Coal (0.4%)
Hallador Energy Co. *(a)	33,889	$488,679
Total Coal		488,679

Commercial Services (6.2%)
Aaron’s Co., Inc.	43,507	455,518
ABM Industries, Inc.	11,042	441,790
Alarm.com Holdings, Inc. *	7,603	464,848
Alight, Inc. – Class A *	29,111	206,397
API Group Corp. *	8,654	224,398
CoreCivic, Inc. *	25,457	286,391
Ennis, Inc.	23,343	495,339
Euronet Worldwide, Inc. *	5,581	443,020
Forrester Research, Inc. *	15,601	450,869
Franklin Covey Co.*	5,773	247,777
Healthcare Services Group, Inc.	39,347	410,389
Herc Holdings, Inc.	1,938	230,506
John Wiley & Sons, Inc. – Class A	12,373	459,904
LiveRamp Holdings, Inc. *	15,081	434,936
Perdoceo Education Corp.	38,523	658,743
Progyny, Inc. *(a)	14,029	477,267
Stride, Inc. *(a)	5,332	240,100
Upbound Group, Inc. (a)	7,824	230,417
WEX, Inc. *(a)	3,343	628,785
Total Commercial Services		7,487,394

Computers (1.7%)
Maximus, Inc.	6,173	461,000
NCR Corp. *	9,357	252,358
NetScout Systems, Inc. *	16,251	455,353
Rapid7, Inc. *(a)	5,207	238,376
TaskUS, Inc. – Class A *(a)	24,556	254,891
Tenable Holdings, Inc. *	5,466	244,877
TTEC Holdings, Inc.	6,616	173,472
Total Computers		2,080,327

Distribution/Wholesale (1.2%)
A-Mark Precious Metals, Inc.	6,307	184,984
MRC Global, Inc. *	42,976	440,504
Resideo Technologies, Inc. *	16,523	261,063
ScanSource, Inc. *	17,238	522,484
Total Distribution/Wholesale		1,409,035

Diversified Financial Services (2.0%)
Affiliated Managers Group, Inc.	3,229	420,868
BGC Group, Inc. – Class A	97,048	512,413
Federated Hermes, Inc.	6,147	208,199
StoneX Group, Inc. *	2,593	251,314
Victory Capital Holdings, Inc. – Class A (a)	8,519	284,023

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Diversified Financial Services (2.0%) (continued)
Virtu Financial, Inc. – Class A	25,301	$436,948
Western Union Co.	19,054	251,132
Total Diversified Financial Services		2,364,897

Electric (1.9%)
ALLETE, Inc.	8,157	430,690
Avista Corp.	14,196	459,524
Black Hills Corp.	8,279	418,835
Hawaiian Electric Industries, Inc.	12,507	153,961
NorthWestern Corp.	8,876	426,580
Unitil Corp.	10,062	429,748
Total Electric		2,319,338

Electrical Components & Equipment (1.3%)
Acuity Brands, Inc.	2,914	496,283
Energizer Holdings, Inc.	6,930	222,037
EnerSys	5,274	499,290
Powell Industries, Inc. (a)	4,496	372,719
Total Electrical Components & Equipment		1,590,329

Electronics (1.9%)
Brady Corp. – Class A	11,882	652,559
Jabil, Inc.	4,283	543,470
Napco Security Technologies, Inc.	9,755	217,049
Sanmina Corp. *	8,560	464,637
Sensata Technologies Holding Plc (a)	11,875	449,113
Total Electronics		2,326,828

Energy – Alternate Sources (0.4%)
REX American Resources Corp. *	11,482	467,547
Total Energy – Alternate Sources		467,547

Engineering & Construction (0.9%)
Fluor Corp. *(a)	6,689	245,486
MasTec, Inc. *	5,506	396,267
Primoris Services Corp.	14,145	462,966
Total Engineering & Construction		1,104,719

Entertainment (1.3%)
Accel Entertainment, Inc. *	44,083	482,709
Everi Holdings, Inc. *	36,507	482,623
Marriott Vacations Worldwide Corp.	3,707	373,035
Monarch Casino & Resort, Inc. (a)	3,354	208,283
Total Entertainment		1,546,650

Gas (1.1%)
National Fuel Gas Co.	8,888	461,376
Northwest Natural Holding Co.	10,932	417,165
Spire, Inc. (a)	7,434	420,616
Total Gas		1,299,157

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Healthcare-Products (4.0%)
Avanos Medical, Inc. *	15,235	$308,052
Envista Holdings Corp. *	8,505	237,119
Globus Medical, Inc. – Class A *	8,352	414,677
Haemonetics Corp. *	6,930	620,789
Inmode Ltd. *	7,151	217,819
Integer Holdings Corp. *(a)	5,736	449,874
Integra LifeSciences Holdings Corp. *	11,686	446,288
iRadimed Corp.	11,553	512,607
Patterson Cos., Inc.	18,054	535,121
Semler Scientific, Inc. *	8,324	211,180
Tactile Systems Technology, Inc. *	62,103	872,547
Total Healthcare-Products		4,826,073

Healthcare-Services (1.7%)
Addus HomeCare Corp. *	5,537	471,697
Encompass Health Corp.	9,398	631,170
HealthEquity, Inc. *(a)	4,074	297,606
Select Medical Holdings Corp.	17,134	432,976
Viemed Healthcare, Inc. *	24,684	166,123
Total Healthcare-Services		1,999,572

Home Builders (0.5%)
Cavco Industries, Inc. *	828	219,967
Installed Building Products, Inc. (a)	3,335	416,508
Total Home Builders		636,475

Home Furnishings (0.3%)
MillerKnoll, Inc.	12,445	304,280
Total Home Furnishings		304,280

Household Products/Wares (0.8%)
ACCO Brands Corp.	42,401	243,382
Quanex Building Products Corp. (a)	16,323	459,819
Reynolds Consumer Products, Inc.	8,978	230,106
Total Household Products/Wares		933,307

Housewares (0.2%)
Scotts Miracle-Gro Co. (a)	4,544	234,834
Total Housewares		234,834

Insurance (3.0%)
Assurant, Inc.	3,825	549,193
Axis Capital Holdings Ltd.	8,593	484,388
BRP Group, Inc. – Class A *(a)	20,898	485,461
Employers Holdings, Inc.	12,907	515,635
James River Group Holdings Ltd.	27,058	415,340
Lincoln National Corp.	18,582	458,790
Palomar Holdings, Inc. *(a)	8,898	451,573
Skyward Specialty Insurance Group, Inc. *(a)	9,773	267,389
Total Insurance		3,627,769

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Internet (2.5%)
1-800-Flowers.com, Inc. – Class A *	39,010	$273,070
HealthStream, Inc.	10,110	218,174
Q2 Holdings, Inc. *(a)	9,690	312,696
Shutterstock, Inc.	12,156	462,536
Solo Brands, Inc. – Class A *(a)	48,642	248,074
TripAdvisor, Inc. *	28,470	472,033
Upwork, Inc. *	26,850	305,016
Yelp, Inc. *	17,482	727,076
Total Internet		3,018,675

Iron/Steel (0.9%)
Carpenter Technology Corp.	9,229	620,281
Haynes International, Inc.	9,659	449,337
Total Iron/Steel		1,069,618

Leisure Time (1.1%)
Harley-Davidson, Inc.	13,582	449,021
Malibu Boats, Inc. – Class A *(a)	9,248	453,337
OneSpaWorld Holdings Ltd. *	18,377	206,190
Polaris, Inc. (a)	2,208	229,941
Total Leisure Time		1,338,489

Lodging (1.0%)
Boyd Gaming Corp.	9,126	555,135
Hilton Grand Vacations, Inc. *(a)	5,934	241,514
Travel + Leisure Co.	12,443	457,031
Total Lodging		1,253,680

Machinery – Construction & Mining (1.9%)
Argan, Inc. (a)	5,931	269,979
Babcock & Wilcox Enterprises, Inc. *	49,923	210,176
Hyster-Yale Materials Handling, Inc.	10,441	465,460
Manitowoc Co., Inc. *	30,779	463,224
Oshkosh Corp.	5,882	561,319
Terex Corp.	4,861	280,091
Total Machinery – Construction & Mining		2,250,249

Machinery-Diversified (0.8%)
Columbus McKinnon Corp./NY	13,464	470,028
Gates Industrial Corp. Plc *	42,015	487,794
Total Machinery-Diversified		957,822

Media (0.7%)
Cable One, Inc.	802	493,743
TEGNA, Inc.	27,915	406,722
Total Media		900,465

Metal Fabricate & Hardware (1.6%)
Janus International Group, Inc. *	24,724	264,547

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Metal Fabricate & Hardware (1.6%) (continued)
Timken Co.	6,197	$455,417
TimkenSteel Corp. *	22,811	495,455
Valmont Industries, Inc.	960	230,602
Worthington Industries, Inc.	7,672	474,283
Total Metal Fabricate & Hardware		1,920,304

Miscellaneous Manufacturing (0.2%)
Core Molding Technologies, Inc. *	8,861	252,450
Total Miscellaneous Manufacturing		252,450

Office Furnishings (0.6%)
Steelcase, Inc. – Class A (a)	69,886	780,627
Total Office Furnishings		780,627

Office/Business Equipment (0.2%)
Xerox Holdings Corp.	15,841	248,545
Total Office/Business Equipment		248,545

Oil & Gas (2.5%)
Berry Corp.	65,567	537,649
Chord Energy Corp. (a)	3,293	533,696
Evolution Petroleum Corp.	69,164	473,082
Gulfport Energy Corp. *	4,369	518,426
Ovintiv, Inc.	10,338	491,779
Riley Exploration Permian, Inc.	14,134	449,320
Total Oil & Gas		3,003,952

Oil & Gas Services (1.1%)
Archrock, Inc.	18,917	238,354
DMC Global, Inc. *	14,459	353,812
Helix Energy Solutions Group, Inc. *(a)	64,645	722,085
Total Oil & Gas Services		1,314,251

Packaging & Containers (1.2%)
Clearwater Paper Corp. *	15,182	550,347
Pactiv Evergreen, Inc.	59,958	487,459
Ranpak Holdings Corp. *	41,151	223,861
TriMas Corp.	9,643	238,761
Total Packaging & Containers		1,500,428

Pharmaceuticals (4.1%)
Alector, Inc. *	11,767	76,250
Alkermes Plc *	18,052	505,636
Amylyx Pharmaceuticals, Inc. *	22,279	407,929
Arvinas, Inc. *	2,644	51,928
Assertio Holdings, Inc. *	38,206	97,807
Catalyst Pharmaceuticals, Inc. *(a)	38,161	446,102
Collegium Pharmaceutical, Inc. *	10,395	232,328
Enanta Pharmaceuticals, Inc. *	6,712	74,973

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Pharmaceuticals (4.1%) (continued)
Foghorn Therapeutics, Inc. *	13,147	$65,735
Gritstone bio, Inc. *	40,619	69,865
Herbalife Nutrition Ltd. *	10,784	150,868
Ironwood Pharmaceuticals, Inc. *	26,780	257,891
Lyell Immunopharma, Inc. *	47,763	70,212
Option Care Health, Inc. *	15,835	512,262
Pacira BioSciences, Inc. *	15,035	461,274
Perrigo Co. Plc	12,468	398,353
PetIQ, Inc. *	13,535	266,640
Premier, Inc. – Class A	22,032	473,688
Prestige Consumer Healthcare, Inc. *	3,710	212,175
Vanda Pharmaceuticals, Inc. *	16,101	69,556
Total Pharmaceuticals		4,901,472

Real Estate Investment Trusts (8.4%)
American Assets Trust, Inc.	21,225	412,826
Armada Hoffler Properties, Inc.	33,316	341,156
Brixmor Property Group, Inc.	20,455	425,055
Broadstone Net Lease, Inc.	22,258	318,289
CareTrust REIT, Inc. (a)	18,600	381,300
Chatham Lodging Trust	38,119	364,799
COPT Defense Properties (a)	15,916	379,278
EastGroup Properties, Inc. (a)	2,203	366,866
Elme Communities	22,096	301,390
EPR Properties	11,602	481,947
Essential Properties Realty Trust, Inc. (a)	19,479	421,331
Getty Realty Corp.	6,154	170,650
Independence Realty Trust, Inc. (a)	35,976	506,182
Innovative Industrial Properties, Inc. (a)	5,445	411,969
Kilroy Realty Corp.	13,697	432,962
National Health Investors, Inc.	7,200	369,792
National Storage Affiliates Trust (a)	12,068	383,038
NETSTREIT Corp.	22,126	344,723
NexPoint Residential Trust, Inc.	9,615	309,411
Park Hotels & Resorts, Inc. (a)	35,218	433,886
Phillips Edison & Co, Inc. (a)	12,017	403,050
Plymouth Industrial REIT, Inc.	16,735	350,598
Retail Opportunity Investments Corp.	32,639	404,071
RLJ Lodging Trust	37,575	367,859
Summit Hotel Properties, Inc.	33,065	191,777
Terreno Realty Corp.(a)	6,513	369,938
Whitestone REIT	51,193	492,989
Total Real Estate Investment Trusts		10,137,132

Retail (2.2%)
American Eagle Outfitters, Inc.	30,384	504,678
Brinker International, Inc. *(a)	7,570	239,136
Build-A-Bear Workshop, Inc.	8,080	237,633

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Retail (2.2%) (continued)
Dine Brands Global, Inc. (a)	3,641	$180,047
El Pollo Loco Holdings, Inc.	25,047	224,171
FirstCash Holdings, Inc.	2,917	292,808
Guess?, Inc.	10,776	233,193
ODP Corp. *	5,131	236,796
PriceSmart, Inc. (a)	3,084	229,542
Sally Beauty Holdings, Inc. *(a)	39,041	327,164
Total Retail		2,705,168

Savings & Loans (1.4%)
Axos Financial, Inc. *(a)	12,108	458,409
Brookline Bancorp, Inc.	23,022	209,730
FS Bancorp, Inc.	9,148	269,866
HomeTrust Bancshares, Inc.	11,645	252,347
Washington Federal, Inc.	17,666	452,603
Total Savings & Loans		1,642,955

Semiconductors (1.1%)
Cirrus Logic, Inc. *	6,405	473,714
Cohu, Inc. *	15,267	525,795
MaxLinear, Inc. *	14,666	326,319
Total Semiconductors		1,325,828

Software (8.2%)
Bandwidth, Inc. *	37,346	420,889
Blackbaud, Inc. *	6,858	482,255
Box, Inc. – Class A *(a)	9,521	230,503
Clear Secure, Inc. – Class A	12,359	235,315
CommVault Systems, Inc. *	3,383	228,725
Concentrix Corp.	2,556	204,761
CSG Systems International, Inc. (a)	4,429	226,411
Elastic NV *	7,333	595,733
Everbridge, Inc. *	11,322	253,839
IBEX Holdings Ltd. *	43,169	666,961
Immersion Corp.	31,751	209,874
JFrog Ltd. *	22,850	579,476
New Relic, Inc. *	7,030	601,909
Nutanix, Inc. – Class A *(a)	8,401	293,027
Olo, Inc. – Class A *	76,204	461,796
PagerDuty, Inc. *	20,986	471,975
Pegasystems, Inc.	9,961	432,407
Progress Software Corp.	9,593	504,400
RingCentral, Inc. – Class A *	7,480	221,632
Smartsheet, Inc. – Class A *	10,964	443,604
SolarWinds Corp. *	31,292	295,397
Teradata Corp. *	10,672	480,454
Verint Systems, Inc. *	6,565	150,929
Yext, Inc. *	68,319	432,459

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments (Unaudited) (continued)

September 30, 2023

	Shares	Fair Value
Software (8.2%) (continued)
Zeta Global Holdings Corp. – Class A *	31,692	$264,628
Zuora, Inc. – Class A *	55,662	458,655
Total Software		9,848,014

Telecommunications (0.6%)
Aviat Networks, Inc. *	7,938	247,665
Cambium Networks Corp. *	15,253	111,805
CommScope Holding Co, Inc. *	43,102	144,823
Ooma, Inc. *	18,798	244,562
Total Telecommunications		748,855

Transportation (1.2%)
Daseke, Inc. *	45,512	233,477
DHT Holdings, Inc.	54,590	562,277
Radiant Logistics, Inc. *	40,473	228,672
World Kinect Corp.	19,172	430,028
Total Transportation		1,454,454
TOTAL COMMON STOCK
(COST $122,985,397)		118,194,799

CONTINGENT VALUE RIGHTS (0.0%)
Ligand Pharmaceuticals, Inc. Earn-Out Shares *(b)	491	—
Ligand Pharmaceuticals, Inc. Earn-Out Shares *(b)	491	—
TOTAL CONTINGENT VALUE RIGHTS
(COST $—)		—

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (12.0%)
Mount Vernon Liquid Assets Portfolio, LLC, 5.500% ^	14,517,029	14,517,029
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(COST $14,517,029)		14,517,029

MONEY MARKET FUND (1.9%)
First American Government Obligations Fund – Class X, 5.259% ^	2,275,322	2,275,322
TOTAL MONEY MARKET FUND
(COST $2,275,322)		2,275,322

TOTAL INVESTMENTS
(COST $139,777,748)	111.9%	134,987,150
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.9)%	(14,387,531)
TOTAL NET ASSETS	100.0%	$120,599,619

*	Non-income producing security.
(a)	This security or a portion of this security was out on loan at September 30, 2023. Total loaned securities had a fair value of $14,097,778 at September 30, 2023.
(b)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $0, which represents 0.0% of total net assets. See Note 3 In the Notes to the Financial Statements.

ADR –	American Depositary Receipt
PLC –	Public Limited Company
REIT –	Real Estate Investment Trust
^	The rate shown is the annualized seven-day effective yield as of September 30, 2023.

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Statement of Assets and Liabilities (Unaudited)

September 30, 2023

ASSETS:
Investment securities:
At cost	$139,777,748
At value(1)	$134,987,150
Cash	1,101
Receivable for investment securities sold	1,906,942
Dividends & interest receivable	159,148
Receivable for capital shares sold	213,669
Income receivable from securities lending	3,128
Prepaid expenses	68,743
Total Assets	137,339,881

LIABILITIES:
Payable upon return of securities loaned (See Note 9)	14,517,029
Payable for investment securities purchased	2,018,611
Payable for capital shares redeemed	31,594
Payable to investment adviser	71,582
Payable for fund administration & accounting fees	58,719
Payable for transfer agent fees & expenses	11,152
Payable for audit and tax fees	9,151
Payable for trustee fees	1,909
Accrued other fees	20,101
Accrued distribution & shareholder service fees	414
Total Liabilities	16,740,262
NET ASSETS	$120,599,619

COMPOSITION OF NET ASSETS
Paid-in capital	$124,059,178
Total accumulated losses	(3,459,559)
Total net assets	$120,599,619

(1) Includes loaned securities of:	$14,097,778

Advisor Class Shares:
Net Assets	$542,685
Shares issued and outstanding(2)	43,433
Net asset value, offering price, and redemption price per share	$12.49
Institutional Class Shares:
Net Assets	$120,056,934
Shares issued and outstanding(2)	9,543,553
Net asset value, offering price, and redemption price per share	$12.58

(2) Unlimited shares authorized without par value.

The accompanying notes to financial statements are an integral part of these financial statements.

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Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2023

INVESTMENT INCOME:
Interest income	$48,561
Dividend income	1,226,960
Less: Foreign taxes withheld	(2,826)
Securities lending income	14,268
Total investment income	1,286,963

EXPENSES:
Investment advisory fees (See Note 4)	545,222
Fund administration & accounting fees (See Note 4)	83,277
Transfer agent fees & expenses (See Note 4)	18,177
Federal & state registration fees	12,554
Audit and tax fees	9,150
Trustee fees	8,815
Custody fees (See Note 4)	6,419
Postage & printing fees	3,626
Other fees	1,432
Distribution & shareholder service fees – Advisor Class (See Note 5)	502
Total expenses before waiver	689,174
Less: Fee waiver from investment adviser (See Note 4)	(100,080)
Total net expenses	589,094
NET INVESTMENT INCOME	697,869
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	465,722
Net change in unrealized appreciation/depreciation of investments	(244,889)
Net realized and unrealized gain on investments	220,833
NET INCREASE IN NET ASSETS FROM OPERATIONS	$918,702

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	September 30, 2023	Ended
	(Unaudited)	March 31, 2023
OPERATIONS:
Net investment income	$697,869	$1,155,429
Net realized gain on investments	465,722	969,514
Net change in unrealized appreciation/depreciation of investments	(244,889)	(14,275,630)
Net increase (decrease) resulting from operations	918,702	(12,150,687)
CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	553,070	10,000
Proceeds from reinvestment of distributions	—	449
Payments for shares redeemed	(6,908)	—
Increase in net assets from Advisor Class transactions	546,162	10,449
Institutional Class:
Proceeds from shares sold	5,162,325	12,036,118
Proceeds from reinvestment of distributions	—	12,342,886
Payments for shares redeemed	(11,248,073)	(21,082,709)
Redemption Fees	—	7
Proceeds from conversion of Investor Class	—	73,231,101
Increase (Decrease) in net assets from Institutional Class transactions	(6,085,748)	76,527,403
Investor Class:
Proceeds from shares sold	—	3,604,989
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	(8,517,907)
Redemption Fees	—	4
Payments from conversion into Institutional Class	—	(73,231,101)
Decrease in net assets from Investor Class transactions	—	(78,144,015)
Net decrease in net assets from capital share transactions	(5,539,586)	(1,606,163)
DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Advisor Class	—	(449)
Net Distributions to Shareholders – Institutional Class	—	(12,343,162)
Total distributions to shareholders	—	(12,343,611)
TOTAL DECREASE IN NET ASSETS	(4,620,884)	(26,100,461)
NET ASSETS:
Beginning of Period	125,220,503	151,320,964
End of Period	$120,599,619	$125,220,503

The accompanying notes to financial statements are an integral part of these financial statements.

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Financial Highlights

CornerCap Small-Cap Value Fund – Advisor Class

		Period Since
		Commencement
	Six Months Ended	of Operations(1)
	September 30, 2023	through
For a Fund share outstanding throughout each period.	(Unaudited)	March 31, 2023
PER COMMON SHARE DATA
Net asset value, beginning of period	$12.40	$14.21
INVESTMENT OPERATIONS:
Net investment income(2)	0.05	0.05
Net realized and unrealized loss on investments	0.04	(0.60)
Total from investment operations	0.09	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)
Net realized gains	—	(1.19)
Total distributions	—	(1.26)
Net asset value, end of period	$12.49	$12.40
Total return(3)	0.73%	-4.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, at end of period (000’s)	$543	$9

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before expense waiver	1.42%	1.45%
After expense waiver	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(4):
After expense waiver	0.81%	1.15%
Portfolio Turnover Rate(3)	66%	131%

(1)	Commencement of operations of the Advisor Class was November 18, 2022.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these financial statements.

Semiannual Report | September 30, 2023

Financial Highlights

CornerCap Small-Cap Value Fund – Institutional Class

	Six Months Ended
For a Fund share outstanding	September 30, 2023		Year Ended March 31,
throughout each period.	(Unaudited)		2023		2022	2021	2020	2019
PER COMMON SHARE DATA
Net asset value, beginning of period	$12.47		$14.93		$18.16	$9.69	$13.15	$15.30
INVESTMENT OPERATIONS:
Net investment income(1)	0.07		0.12		0.17	0.18	0.14	0.13
Net realized and unrealized
gain (loss) on investments	0.04		(1.31)		1.63	8.43	(3.48)	(0.39)
Total from investment operations	0.11		(1.19)		1.80	8.61	(3.34)	(0.26)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)		(0.17)	(0.14)	(0.12)	(0.08)
Net realized gains	—		(1.19)		(4.86)	—	—	(1.81)
Total distributions	—		(1.27)		(5.03)	(0.14)	(0.12)	(1.89)
Paid-in capital from redemption fees(1)	—		—	(2)	— (2)	— (2)	— (2)	— (2)
Net asset value, end of period	$12.58		$12.47		$14.93	$18.16	$9.69	$13.15
Total return	0.88	%(3)	-8.12%		9.45%	89.19%	-25.72%	-0.68%

SUPPLEMENTAL DATA AND RATIOS
Net assets, at end of period (000’s)	$120,057		$125,211		$69,206	$63,407	$27,890	$34,161

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before expense waiver	1.11	%(4)	1.08%		1.00%	1.00%	1.00%	1.00%
After expense waiver	0.95	%(4)	0.98	%(5)	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
After expense waiver	1.13	%(4)	0.96%		0.96%	1.31%	1.05%	0.84%
Portfolio Turnover Rate	66	%(3)	131%		116%	121%	127%	147%

(1)	Per share amounts calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)
Effective November 18, 2022, the Adviser entered into an Operating Expenses Limitation Agreement to ensure that total annual operating expenses do not exceed 0.95% of the average daily net assets of the Fund (See Note 4 in Notes to Financial Statements).

The accompanying notes to financial statements are an integral part of these financial statements.

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Notes to Financial Statements (Unaudited)

September 30, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CornerCap Small-Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The Fund commenced operations on September 30, 1992. On November 18, 2022, the CornerCap Small-Cap Value Fund, a series of The CornerCap Group of Funds (the “Acquired Fund”), reorganized into the Fund, a series of the Trust. The Fund currently offers two classes, the Advisor Class and the Institutional Class. The Adviser Class commenced operations on November 18, 2022. Advisor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and a shareholder servicing fee of up to 0.05% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended September 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended September 30, 2023, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax years ended March 31, 2020 through 2023.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income annually.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Semiannual Report | September 30, 2023

Notes to Financial Statements (Unaudited)

September 30, 2023

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares.  Shareholder service fees are expensed at up to 0.05% of average daily net assets Advisor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. At September 30, 2023, the Fund had investments in illiquid securities with a total value of $0 or 0.0% of total assets.

Security	Date Acquired	Shares	Cost Basis
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$0
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$0

Security Loans – When the Fund loans securities held in its portfolio, the Fund receives compensation in the form of fees, or retains a portion of the interest on the investment of any cash received as collateral. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. See Note 9.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the

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Notes to Financial Statements (Unaudited)

September 30, 2023

mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated CornerCap Investment Counsel, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2023:

Small-Cap Value Fund	Uncategorized	Level 1	Level 2	Level 3**	Total
Common Stocks	$—	$118,194,799	$—	$—	$118,194,799
Investment Purchased with
Proceeds from Securities Lending*	14,517,029	—	—	—	14,517,029
Contingent Value Rights	—	—	—	—	—
Money Market Fund	—	2,275,322	—	—	2,275,322
Total Investments	$14,517,029	$120,470,121	$—	$—	$134,987,150

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

**	Additional Level 3 disclosures deemed immaterial to the financial statements.

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 3/31/2023	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 9/30/2023	$—
Net change in unrealized appreciation/depreciation of Level 3 assets as of September 30, 2023	$—

Semiannual Report | September 30, 2023

Notes to Financial Statements (Unaudited)

September 30, 2023

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.88% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividend paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) for the Fund do not exceed 0.95% of average daily net assets of the Fund.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expenses Limitation Agreement cannot be terminated through at least November 18, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. For the period ended September 30, 2023, the Adviser did not recoup any previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2025 – March 2026	$ 90,816
April 2026 – September 2026	100,080

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2023, are disclosed in the Statement of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Advisor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Advisor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended September 30, 2023, the Advisor Class incurred expenses of $418 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.05% of the average daily net assets of the Advisor Class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended September 30, 2023, the Advisor Class incurred $84 of shareholder servicing fees under the Agreement.

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Notes to Financial Statements (Unaudited)

September 30, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Small-Cap Value Fund
	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
Advisor Class(1):
Shares sold	43,216	721
Shares issued in reinvestment of distributions	—	35
Shares redeemed	(539)	—
Net increase	42,677	756
Institutional Class:
Shares sold	406,334	906,115
Shares issued in reinvestment of distributions	—	963,987
Shares redeemed	(905,219)	(1,594,964)
Shares converted from Investor Class(2)	—	5,130,700
Net increase (decrease)	(498,885)	5,405,838
Investor Class:
Shares sold	—	263,039
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(624,806)
Shares converted into Institutional Class(2)	—	(5,154,535)
Net decrease	—	(5,516,302)
Net decrease in capital shares	(456,208)	(109,708)

(1)	Advisor Class inception was November 18, 2022.
(2)	Effective November 18, 2022, all outstanding shares of the Investor Class were merged into the Institutional Class.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended September 30, 2023, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$80,570,905	$86,230,916

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at March 31, 2023, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Depreciation	Tax Cost
$10,362,158	$(14,907,867)	$(4,545,709)	$142,647,105

Semiannual Report | September 30, 2023

Notes to Financial Statements (Unaudited)

September 30, 2023

At March 31, 2023, components of distributable earnings on a tax-basis were as follows:

	Undistributed
Undistributed	Long-Term	Other	Unrealized	Total
Ordinary Income	Capital Gains	Accumulated Losses	Depreciation	Accumulated Losses
$421,539	—	$(254,091)	$(4,545,709)	$(4,378,261)

As of March 31, 2023, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended March 31, 2023, the Fund does not plan to defer any qualified later year losses.

There were no distributions paid by the Fund for the period ended September 30, 2023.

The tax character of distributions paid during the year ended March 31, 2023, were as follows:

	Long-Term
Ordinary Income*	Capital Gains**	Total
$3,776,748	$8,566,865	$12,343,613

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2023.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  As of September 30, 2023, the Fund had securities on loan with a value of $14,097,778 and collateral value of $14,517,029.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.  The Fund is not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required.  The net

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Notes to Financial Statements (Unaudited)

September 30, 2023

income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2023, Charles Schwab & Co., Inc, for the benefit of its customers, owned 88.77% of the Fund.

11.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

12.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semiannual Report | September 30, 2023

Discussion of Liquidity Risk Management Program (Unaudited)

September 30, 2023

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the CornerCap Small-Cap Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of CornerCap Investment Counsel, Inc. (“CC”) as the administrator of the Program (the “Program Administrator”). Personnel of CC conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period November 18, 2022, the date the Fund commenced operations with the Trust, through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, CC manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, CC provided its assessment that, based on the information considered in its review, the Program is reasonably designed to manage the Fund’s liquidity risk and the Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator and its personnel oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. CC’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not effect redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

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Additional Information (Unaudited)

September 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-888-813-8637.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-813-8637.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

Semiannual Report | September 30, 2023

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with unaffiliated third parties.

www.cornercapfunds.com

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INVESTMENT ADVISER
CornerCap Investment Counsel, Inc.
1355 Peachtree Street NE, Suite 1700
Atlanta, GA 30309

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-813-8637.

www.cornercapfunds.com
888-813-8637

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of their management and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)*                    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 6, 2023

By (Signature and Title)*                    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    December 6, 2023

* Print the name and title of each signing officer under his or her signature.